SCHEDULE OF RELATED PARTY RENTAL EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
General and administrative expense	$ 1,761,060	$ 1,623,973
Leasing operating expense	1,394,411	1,405,429
PT. Wiranusa Karana Mardika [Member]
Related Party Transaction [Line Items]
General and administrative expense	43,853	40,960
Leasing operating expense	34,687	35,962
Total	$ 78,540	$ 76,922